GOODWILL - Disclosure of Changes in Goodwill (Details) - Goodwill - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 8,585	$ 5,244
Acquisitions through business combinations	1,850	3,967
Impairment	(111)	(175)
Dispositions	0	(171)
Foreign currency translation	(417)	(280)
Balance at end of period	9,907	8,585
Infrastructure services | Altera Infrastructure LP
Reconciliation of changes in intangible assets and goodwill [abstract]
Impairment	$ 111	$ 175